Derivative Instruments and Hedging Activities - Fair Value of Company's Derivative Financial Instruments Classification on Consolidated Balance Sheet (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2013
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	$ 71
Other Assets [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	71
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value	1,880
Other Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value	$ 1,880